American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Fund
February 28, 2026

Emerging Markets Fund - Schedule of Investments
FEBRUARY 28, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.1%
Brazil — 6.8%
Banco BTG Pactual SA	1,257,000	15,072,231
Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR(1)	433,010	12,994,630
Cury Construtora e Incorporadora SA	3,083,039	23,394,171
Embraer SA, ADR	356,038	25,713,064
Multiplan Empreendimentos Imobiliarios SA	1,579,800	10,822,701
NU Holdings Ltd., Class A(2)	1,061,777	15,905,419
PRIO SA(2)	1,284,900	13,464,318
Raia Drogasil SA	1,817,300	8,890,644
		126,257,178
Chile — 1.2%
Banco de Chile, ADR	288,061	11,833,546
Falabella SA	1,344,373	9,987,104
		21,820,650
China — 18.6%
Alibaba Group Holding Ltd., ADR(1)	389,504	56,131,421
Aluminum Corp. of China Ltd., H Shares	3,256,000	5,884,889
Baidu, Inc., ADR(2)	55,209	6,870,208
Beijing Geekplus Technology Co. Ltd., Class H(1)(2)	3,365,200	10,241,790
China Construction Bank Corp., H Shares	34,372,000	34,969,857
China International Capital Corp. Ltd., H Shares	3,112,400	8,021,157
Contemporary Amperex Technology Co. Ltd., Class A	187,110	9,302,335
Foxconn Industrial Internet Co. Ltd., Class A	1,278,351	10,327,194
Industrial & Commercial Bank of China Ltd., H Shares	24,186,740	19,892,572
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	1,623,680	13,348,192
Montage Technology Co. Ltd., Class A	545,396	12,962,347
Montage Technology Co. Ltd., Class H(2)	22,900	524,539
NAURA Technology Group Co. Ltd., Class A	122,500	8,410,295
NetEase, Inc.	424,700	9,566,444
Ping An Insurance Group Co. of China Ltd., H Shares	2,795,500	24,182,861
Tencent Holdings Ltd.	1,304,900	85,854,364
Vnet Group, Inc., ADR(1)(2)	820,646	8,846,564
Zhongji Innolight Co. Ltd., Class A	210,500	16,293,571
Zijin Mining Group Co. Ltd., H Shares	1,000,000	5,751,975
		347,382,575
Greece — 1.1%
Piraeus Bank SA(2)	2,118,147	20,322,758
Hong Kong — 2.2%
Galaxy Entertainment Group Ltd.	3,527,000	18,767,665
Hong Kong Exchanges & Clearing Ltd.	407,800	21,786,689
		40,554,354
Hungary — 1.3%
OTP Bank Nyrt	199,730	24,625,191
India — 11.4%
APL Apollo Tubes Ltd.	182,889	4,492,203
Apollo Hospitals Enterprise Ltd.	204,362	17,601,026
Bharti Airtel Ltd.	1,273,877	26,375,341
Cummins India Ltd.	104,305	5,615,940
HDFC Bank Ltd.	1,742,393	17,031,893
ICICI Bank Ltd., ADR	825,500	25,186,005

Indian Hotels Co. Ltd.	979,149	7,190,156
Mahindra & Mahindra Ltd.	572,913	21,413,433
MakeMyTrip Ltd.(1)(2)	98,488	5,561,617
Persistent Systems Ltd.	129,029	6,733,595
Phoenix Mills Ltd.	479,638	8,756,743
Radico Khaitan Ltd.	402,910	11,735,503
Reliance Industries Ltd.	1,968,350	30,208,930
State Bank of India	700,711	9,264,592
Torrent Pharmaceuticals Ltd.	319,247	15,227,348
		212,394,325
Malaysia — 0.5%
CIMB Group Holdings Bhd.(1)	4,783,400	9,877,270
Mexico — 1.7%
America Movil SAB de CV, ADR	678,889	17,664,692
Cemex SAB de CV, ADR	1,078,202	13,488,307
		31,152,999
Peru — 2.2%
Cia de Minas Buenaventura SAA, ADR	535,767	23,396,945
Credicorp Ltd.	51,553	17,856,928
		41,253,873
Philippines — 1.2%
International Container Terminal Services, Inc.	1,728,130	21,542,794
Poland — 0.5%
Powszechna Kasa Oszczednosci Bank Polski SA	394,983	10,233,475
Russia(3) — 0.0%
Novatek PJSC(2)	1,100,400	1
Saudi Arabia — 1.2%
Al Rajhi Bank	391,411	10,496,905
Rasan Information Technology Co.(2)	355,005	12,277,421
		22,774,326
South Africa — 3.5%
Capitec Bank Holdings Ltd.	99,027	29,508,002
Gold Fields Ltd., ADR	454,968	26,770,317
Naspers Ltd., N Shares	161,692	8,998,265
		65,276,584
South Korea — 19.3%
HD Hyundai Electric Co. Ltd.	20,725	15,130,400
HD Hyundai Heavy Industries Co. Ltd.	31,591	13,229,508
HYBE Co. Ltd.	58,634	15,763,868
Hyundai Rotem Co. Ltd.	105,098	16,803,354
IsuPetasys Co. Ltd.	136,960	12,195,472
KIWOOM Securities Co. Ltd.	68,192	22,050,031
Samsung Electro-Mechanics Co. Ltd.	47,710	14,911,274
Samsung Electronics Co. Ltd.	1,089,724	163,100,363
SK Hynix, Inc.	117,060	86,553,225
		359,737,495
Taiwan — 23.3%
ASE Technology Holding Co. Ltd.	778,000	9,374,567
Bizlink Holding, Inc.	210,495	9,301,584
Chroma ATE, Inc.	436,000	18,945,932
Delta Electronics, Inc.	676,000	30,483,421
E.Sun Financial Holding Co. Ltd.	11,319,926	12,694,809
Elite Material Co. Ltd.	273,000	20,907,067
Far EasTone Telecommunications Co. Ltd.	4,582,000	13,466,002
Gold Circuit Electronics Ltd.	511,000	13,274,335

Taiwan Semiconductor Manufacturing Co. Ltd.	4,374,713	272,974,049
Unimicron Technology Corp.	2,207,228	33,387,564
		434,809,330
Turkey — 1.1%
Aselsan Elektronik Sanayi Ve Ticaret AS	1,326,344	9,727,900
BIM Birlesik Magazalar AS(1)	677,921	10,325,466
		20,053,366
United Arab Emirates — 2.5%
Abu Dhabi Islamic Bank PJSC	2,940,574	20,419,449
Emaar Properties PJSC	5,894,569	26,015,176
		46,434,625
United States — 0.5%
MercadoLibre, Inc.(2)	4,885	8,585,778
TOTAL COMMON STOCKS (Cost $900,152,543)		1,865,088,947
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,225	6,225
State Street Navigator Securities Lending Government Money Market Portfolio(4)	6,801,860	6,801,860
		6,808,085
Repurchase Agreements — 0.2%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 12/31/27, valued at $3,163,168), at 3.67%, dated 2/27/26, due 3/2/26 (Delivery value $3,101,948)		3,101,000
TOTAL SHORT-TERM INVESTMENTS (Cost $9,909,085)		9,909,085
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $910,061,628)		1,874,998,032
OTHER ASSETS AND LIABILITIES — (0.6)%		(11,177,605)
TOTAL NET ASSETS — 100.0%		$1,863,820,427

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Information Technology	39.7%
Financials	21.1%
Communication Services	9.4%
Consumer Discretionary	8.6%
Industrials	7.3%
Materials	4.3%
Health Care	2.5%
Real Estate	2.5%
Energy	2.3%
Consumer Staples	1.7%
Utilities	0.7%
Short-Term Investments	0.5%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $39,515,334. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $41,477,862, which includes securities collateral of $34,676,002.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$54,613,113	$71,644,065	—
Chile	11,833,546	9,987,104	—
China	71,848,193	275,534,382	—
India	30,747,622	181,646,703	—
Mexico	31,152,999	—	—
Peru	41,253,873	—	—
South Africa	26,770,317	38,506,267	—
United States	8,585,778	—	—
Other Countries	—	1,010,964,985	—
Short-Term Investments	6,808,085	3,101,000	—
	$283,613,526	$1,591,384,506	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.